Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Key Management Personnel and Interested Parties

Compensation to key management personnel and interested parties that are employed by, or provide consulting services to, the Company:

	Year ended December 31
	2024		2023		2022
	Number of		Number of		Number of
	People	Amount	People	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Short-term Benefits	3	707	3	703	3	994
Post-employment Benefits	2	66	2	66	2	72
Share-based payments	3	74	3	80	3	69

Schedule of Compensation to Directors

Compensation to directors (excluding compensation paid under the Management Agreement and the Active Chairman Agreement):

	Year ended December 31
	2024		2023		2022
	Number of		Number of		Number of
	people	Amount	people	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to directors not employed by the Company	4	117	4	80	4	90
Share-based payments	4	22	4	28	4	36

Schedule of Debts and Loans to Related and Interested Parties	Debts and loans to related and interested parties
					Interest income recognized in statement of
	The terms of the loan		Balance as at December 31		income for the year ended December 31
	Interest	Linkage
	rate	base	2024	2023	2024	2023	2022
	%		€ thousands
Ellomay Luzon Energy (see Note 6A)	8.1	NIS+ Israeli CPI	-	-	-	267	1,398